LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Incurred and Paid Claims Development (Details) $ in Millions	Dec. 31, 2023 USD ($) Claim	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Claims Development [Line Items]
IBNR & Expected Development on Reported Losses	$ 4	$ 16
Net unpaid claims balance, beginning – short-duration	4,041	1,264	$ 1,215
Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	10,106
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	7,513
All outstanding liabilities before 2014, net of reinsurance	84
Net unpaid claims balance, beginning – short-duration	$ 2,677
Year 1	23.20%
Year 2	21.80%
Year 3	16.60%
Year 4	15.50%
Year 5	8.90%
Year 6	5.20%
Year 7	3.00%
Year 8	1.80%
Year 9	1.10%
Year 10	1.80%
Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,050
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	551
All outstanding liabilities before 2014, net of reinsurance	12
Net unpaid claims balance, beginning – short-duration	$ 511
Year 1	5.60%
Year 2	17.10%
Year 3	20.00%
Year 4	17.80%
Year 5	13.40%
Year 6	9.50%
Year 7	6.30%
Year 8	4.00%
Year 9	2.50%
Year 10	1.50%
Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,653
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,567
All outstanding liabilities before 2014, net of reinsurance	4
Net unpaid claims balance, beginning – short-duration	$ 90
Year 1	72.10%
Year 2	24.30%
Year 3	2.60%
Year 4	0.70%
Year 5	0.20%
Year 6	0.10%
Year 7	0.00%
Year 8	0.00%
Year 9	0.00%
Year 10	0.00%
Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 275
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	189
All outstanding liabilities before 2014, net of reinsurance	1
Net unpaid claims balance, beginning – short-duration	$ 87
Year 1	35.70%
Year 2	40.00%
Year 3	15.60%
Year 4	5.60%
Year 5	1.60%
Year 6	0.70%
Year 7	0.30%
Year 8	0.10%
Year 9	0.10%
Year 10	0.10%
2014 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 757	756	786	$ 773	$ 769	$ 774	$ 774	$ 786	$ 799	$ 814
IBNR & Expected Development on Reported Losses	$ (4)
Cumulative Number of Reported Claims | Claim	85,003
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 745	741	726	715	692	654	594	505	391	224
2014 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	34	34	35	36	36	37	35	27	23	23
IBNR & Expected Development on Reported Losses	$ (1)
Cumulative Number of Reported Claims | Claim	1,125
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 35	35	35	34	33	27	25	16	6	2
2014 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	75	76	76	76	77	77	77	77	82	80
IBNR & Expected Development on Reported Losses	$ (1)
Cumulative Number of Reported Claims | Claim	8,057
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 76	76	76	76	76	76	76	76	73	52
2014 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4	4	4	5	5	5	6	9	13	13
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	20
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4	4	4	4	4	4	4	4	3	$ 1
2015 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	784	782	812	799	792	798	799	819	821
IBNR & Expected Development on Reported Losses	$ 2
Cumulative Number of Reported Claims | Claim	82,647
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 759	757	736	706	667	598	499	388	221
2015 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	32	32	39	39	38	35	34	31	31
IBNR & Expected Development on Reported Losses	$ (3)
Cumulative Number of Reported Claims | Claim	1,903
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 35	35	33	32	27	22	17	9	2
2015 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	68	68	69	69	69	69	70	73	74
IBNR & Expected Development on Reported Losses	$ (1)
Cumulative Number of Reported Claims | Claim	7,362
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 69	69	69	69	68	68	69	68	45
2015 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	0	0	0	1	1	6	10	14	15
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	14
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 0	0	0	0	0	0	0	0	$ 0
2016 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	856	851	880	859	862	855	869	874
IBNR & Expected Development on Reported Losses	$ 9
Cumulative Number of Reported Claims | Claim	86,255
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 819	809	768	714	655	538	418	245
2016 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	47	45	44	37	44	46	46	45
IBNR & Expected Development on Reported Losses	$ 2
Cumulative Number of Reported Claims | Claim	3,326
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 45	39	35	32	30	26	12	2
2016 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	54	54	57	57	57	57	58	59
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	7,701
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 55	55	56	56	56	56	55	39
2016 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3	3	3	5	6	11	15	15
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	46
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3	3	3	2	2	2	2	$ 1
2017 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	951	947	996	962	954	952	954
IBNR & Expected Development on Reported Losses	$ 6
Cumulative Number of Reported Claims | Claim	98,248
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 889	876	807	729	615	475	260
2017 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	88	88	101	89	79	63	61
IBNR & Expected Development on Reported Losses	$ (10)
Cumulative Number of Reported Claims | Claim	3,840
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 87	87	79	61	38	25	4
2017 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	91	97	95	95	87	80	75
IBNR & Expected Development on Reported Losses	$ (3)
Cumulative Number of Reported Claims | Claim	9,930
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 91	95	88	101	114	95	54
2017 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2	2	2	2	9	17	17
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	62
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1	1	1	1	1	1	$ 1
2018 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	965	948	1,006	1,011	1,045	1,055
IBNR & Expected Development on Reported Losses	$ 18
Cumulative Number of Reported Claims | Claim	103,458
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 875	846	749	644	506	283
2018 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	89	90	96	80	74	72
IBNR & Expected Development on Reported Losses	$ (4)
Cumulative Number of Reported Claims | Claim	4,355
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 81	80	64	45	18	5
2018 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	101	102	97	95	93	89
IBNR & Expected Development on Reported Losses	$ (4)
Cumulative Number of Reported Claims | Claim	10,881
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 103	101	99	107	127	61
2018 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3	4	4	3	17	21
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	82
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3	2	1	2	1	$ 0
2019 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	963	937	1,057	1,069	1,082
IBNR & Expected Development on Reported Losses	$ 18
Cumulative Number of Reported Claims | Claim	95,280
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 844	783	666	533	287
2019 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	119	96	106	98	95
IBNR & Expected Development on Reported Losses	$ 15
Cumulative Number of Reported Claims | Claim	4,954
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 94	83	51	34	6
2019 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	90	98	98	89	91
IBNR & Expected Development on Reported Losses	$ (7)
Cumulative Number of Reported Claims | Claim	11,496
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 96	94	91	82	56
2019 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	6	6	6	9	23
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	140
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 5	5	3	1	$ 1
2020 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,038	986	1,017	1,067
IBNR & Expected Development on Reported Losses	$ 149
Cumulative Number of Reported Claims | Claim	84,739
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 756	636	517	306
2020 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	161	129	144	154
IBNR & Expected Development on Reported Losses	$ 42
Cumulative Number of Reported Claims | Claim	5,065
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 83	72	37	14
2020 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	134	133	133	130
IBNR & Expected Development on Reported Losses	$ (6)
Cumulative Number of Reported Claims | Claim	11,379
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 127	122	117	76
2020 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	16	17	10	25
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	322
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 12	11	8	$ 0
2021 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,185	1,156	1,155
IBNR & Expected Development on Reported Losses	$ 278
Cumulative Number of Reported Claims | Claim	82,318
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 736	590	343
2021 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	161	160	179
IBNR & Expected Development on Reported Losses	$ 68
Cumulative Number of Reported Claims | Claim	5,199
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 55	40	12
2021 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	117	115	112
IBNR & Expected Development on Reported Losses	$ (6)
Cumulative Number of Reported Claims | Claim	10,312
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 118	118	71
2021 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4	7	28
IBNR & Expected Development on Reported Losses	$ 0
Cumulative Number of Reported Claims | Claim	479
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3	2	$ 0
2022 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,249	1,235
IBNR & Expected Development on Reported Losses	$ 416
Cumulative Number of Reported Claims | Claim	79,061
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 625	355
2022 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	170	186
IBNR & Expected Development on Reported Losses	$ 122
Cumulative Number of Reported Claims | Claim	5,147
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 27	15
2022 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	451	446
IBNR & Expected Development on Reported Losses	$ 3
Cumulative Number of Reported Claims | Claim	65,562
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 439	350
2022 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	92	99
IBNR & Expected Development on Reported Losses	$ 7
Cumulative Number of Reported Claims | Claim	17,197
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 74	$ 45
2023 | Liability
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,358
IBNR & Expected Development on Reported Losses	$ 630
Cumulative Number of Reported Claims | Claim	82,413
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 465
2023 | Professional
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	149
IBNR & Expected Development on Reported Losses	$ 142
Cumulative Number of Reported Claims | Claim	4,422
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 9
2023 | Property
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	472
IBNR & Expected Development on Reported Losses	$ 21
Cumulative Number of Reported Claims | Claim	68,475
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 393
2023 | Specialty
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	145
IBNR & Expected Development on Reported Losses	$ 51
Cumulative Number of Reported Claims | Claim	18,017
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 84